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BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
November 22, 2021 BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. Supplement to Current Summary Prospectus and Prospectus

Effective December 1, 2021, the following information supersedes and replaces any contrary information contained in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.		Class A	Class C	Class I	Class Y	Class Z
Management fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none	none
Shareholder services fees		0.25%	0.25%	none	none	0.04%
Miscellaneous other expenses	[1]	0.11%	0.12%	0.11%	0.10%	0.10%
Total other expenses		0.36%	0.37%	0.11%	0.10%	0.14%
Total annual fund operating expenses		0.96%	1.72%	0.71%	0.70%	0.74%
Fee waiver	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses (after fee waiver)		0.91%	1.67%	0.66%	0.65%	0.69%
[1]	Includes interest expense in the amount of .02% in connection with inverse floater securities.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee, in the amount of .05% of the value of the fund's average daily net assets until September 30, 2022. On or after September 30, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	539	737	952	1,571
Class C	270	537	929	2,026
Class I	67	222	390	878
Class Y	66	219	385	866
Class Z	70	232	407	914

Expense Example No Redemption - BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	539	737	952	1,571
Class C	170	537	929	2,026
Class I	67	222	390	878
Class Y	66	219	385	866
Class Z	70	232	407	914